Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Qudian Inc.
Entity Central Index Key	0001692705
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	001-38230
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Tower A, AVIC Zijin Plaza
Entity Address, City or Town	Siming District
Entity Address, Postal Zip Code	361000
Entity Address, Country	CN
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai, The People’s Republic of China
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) is being filed by Qudian Inc. (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2020, originally filed with the U.S. Securities Exchange Commission on April 29, 2021 (the “Original Filing”). The Company is filing this Amendment to (i) include the financial statements and related notes of Secoo Holding Limited (“Secoo”), as required by Rule 3-09 of Regulation S-X under the Securities Exchange Act of 1934, as amended (“Rule 3-09”) and (ii) amend Item 15 of Part II of the Original Filing to revise management’s conclusion with respect to its evaluation of the effectiveness of the Company’s disclosure controls and procedures, as defined in Rules 13a-15(e) and 15d-15(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Rule 3-09 requires, among other things, that separate financial statements for unconsolidated subsidiaries and investees accounted for by the equity method to be included in the Form 20-F when such entities are individually significant. We have determined that our equity method investment in Secoo, which is elected to be measured at fair value and not consolidated in our financial statements, was significant under Rule 1-02(w) and Rule 3-09 of Regulation S-X in relation to our financial results for the years ended December 31, 2020 and 2021. This Amendment is therefore filed to supplement the Original Filing with the inclusion of the financial statements and related notes of Secoo as of December 31, 2020 and 2021 and for the years ended December 31, 2020 and 2021 (the “Financial Statements of Secoo”). This Form 20-F/A consists solely of the cover page, this explanatory note, Items 15 and 19 of Part II, the Financial Statements of Secoo, certifications by our chief executive officer and principal financial officer, and the consent of the registered public accounting firm of Secoo. This Amendment does not affect any other parts of, or exhibits to, the Original Filing, nor does it reflect events occurring after the date of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing and with our filings with the U.S. Securities and Exchange Commission (the “SEC”) subsequent to the Original Filing.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Tower A, AVIC Zijin Plaza
Entity Address, City or Town	Siming District
Entity Address, Postal Zip Code	361000
Entity Address, Country	CN
Contact Personnel Name	Min Luo, Chairman and Chief Executive Officer
Contact Personnel Email Address	ir@qudian.com
Country Region	86
City Area Code	592
Local Phone Number	5911580
Class A Voting Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	189,514,026
Title of 12(b) Security	Class A Ordinary Shares
No Trading Symbol Flag	true
Class B Voting Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	63,491,172
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	QD
Security Exchange Name	NYSE